Trade and Other Receivables - Summary of Changes in the Allowance for Expected Credit Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	₱ 17,202
Balances at end of the year	16,825	₱ 17,202
Trade and Other Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	16,904	16,503
Provisions	6,446	4,071
Reclassifications and reversals	5	(55)
Write-offs	(7,087)	(3,604)
Translation adjustments	(17)	(11)
Balances at end of the year	16,251	16,904
Trade and Other Receivables [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	1,763	1,595
Provisions	3,464	638
Reclassifications and reversals	(1,213)	(449)
Write-offs	(40)	(13)
Translation adjustments	(14)	(8)
Balances at end of the year	3,960	1,763
Trade and Other Receivables [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	15,141	14,908
Provisions	2,982	3,433
Reclassifications and reversals	1,218	394
Write-offs	(7,047)	(3,591)
Translation adjustments	(3)	(3)
Balances at end of the year	12,291	15,141
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	732	603
Provisions	1,020	211
Reclassifications and reversals	(358)	(80)
Write-offs		(1)
Translation adjustments	(14)	(1)
Balances at end of the year	1,380	732
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	3,870	3,906
Provisions	438	661
Reclassifications and reversals	324	201
Write-offs	(1,151)	(895)
Translation adjustments	(3)	(3)
Balances at end of the year	3,478	3,870
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	926	893
Provisions	2,387	418
Reclassifications and reversals	(840)	(366)
Write-offs	(40)	(12)
Translation adjustments		(7)
Balances at end of the year	2,433	926
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	9,766	8,931
Provisions	2,550	2,725
Reclassifications and reversals	1,015	793
Write-offs	(5,774)	(2,683)
Balances at end of the year	7,557	9,766
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	3	5
Provisions	6
Financial assets derecognized during the year		(2)
Balances at end of the year	9	3
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	374	914
Provisions		64
Financial assets derecognized during the year	(20)
Reclassifications and reversals	(111)	(604)
Write-offs	(16)
Balances at end of the year	227	374
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	4	3
Provisions		1
Financial assets derecognized during the year	(1)
Balances at end of the year	3	4
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	86	74
Provisions		12
Financial assets derecognized during the year	(3)
Reclassifications and reversals	(4)
Write-offs	(21)
Balances at end of the year	58	86
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	98	91
Provisions	52	10
Reclassifications and reversals	(15)	(3)
Balances at end of the year	135	98
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	1,045	1,083
Provisions	17
Financial assets derecognized during the year		(29)
Reclassifications and reversals	(6)	4
Write-offs	(85)	(13)
Balances at end of the year	₱ 971	₱ 1,045